Quarterly Report
January 31, 2021
MFS®  Total Return
Bond Fund
RBF-Q3

Portfolio of Investments
1/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.8%
Aerospace – 0.6%
Raytheon Technologies Corp., 4.125%, 11/16/2028	$8,351,000	$9,815,316
Raytheon Technologies Corp., 4.05%, 5/04/2047	9,438,000	11,262,088
TransDigm, Inc., 6.5%, 7/15/2024	14,422,000	14,677,270
TransDigm, Inc., 4.625%, 1/15/2029 (n)	14,208,000	14,101,440
		$49,856,114
Asset-Backed & Securitized – 17.3%
AIMCO Properties CLO LP, 2015-AA, “BR”, FLR, 1.541% (LIBOR - 3mo. + 1.3%), 1/15/2028 (n)	$16,000,000	$15,931,568
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.823% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	14,107,464	14,129,697
ALM Loan Funding, CLO, 2015-16A, “AAR2”, FLR, 1.141% (LIBOR - 3mo. + 0.90%), 7/15/2027 (n)	3,902,047	3,897,169
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.276% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	19,855,000	19,904,637
Arbor Realty Trust, Inc., CLO, 2019-FL1, “C”, FLR, 2.226% (LIBOR - 1mo. + 2.1%), 5/15/2037 (n)	9,341,000	9,300,133
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 2.626% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	19,810,500	19,686,684
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS” FLR, 1.576% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	4,019,500	4,019,500
Arbor Realty Trust, Inc., CLO, 2019-FL2, “B”, FLR, 1.877% (LIBOR - 1mo. + 1.75%), 9/15/2034 (n)	3,215,500	3,207,461
Arbor Realty Trust, Inc., CLO, 2020-FL1, “B”, FLR, 1.907% (LIBOR - 1mo. + 1.8%), 2/15/2035 (n)	4,500,000	4,489,308
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 2.176% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	15,774,500	15,697,599
AREIT CRE Trust, 2019-CRE3, “A”, FLR, 1.146% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	4,150,000	4,147,406
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.676% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	7,734,500	7,666,823
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.026% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	6,751,000	6,683,490
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 2.777% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	6,243,500	6,056,195
Atrium XII Corp., 2012-A, “B1R”, FLR, 1.572% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	15,670,000	15,631,201
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 1.474% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	23,804,982	23,528,839
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 1.726% (LIBOR - 1mo. + 1.6%), 8/15/2032 (z)	6,227,000	6,279,192
Bancorp Commercial Mortgage Trust, 2018-CRE3, “AS”, FLR, 1.376% (LIBOR - 1mo. + 1.25%), 1/15/2033 (n)	2,740,507	2,737,058
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 2.826% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	3,967,693	3,943,818
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.226% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	2,455,325	2,449,257
Bancorp Commercial Mortgage Trust, 2018-CRE4, “B”, FLR, 1.376% (LIBOR - 1mo. + 1.25%), 9/15/2035 (n)	5,220,000	5,170,670
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.226% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	3,770,000	3,707,111
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.126% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	4,607,832	4,605,051
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 1.477% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	3,787,074	3,784,788
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.676% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	25,943,734	25,943,721
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 2.427% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	1,845,000	1,821,853
Barclays Commercial Mortgage Securities LLC, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	10,040,348
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	2,456,394	246
Bayview Commercial Asset Trust, FLR, 0.595% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	153,013	144,602
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.748% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	975,370	1,018,188
BDS Ltd., 2019-FL4, “A”, FLR, 1.226% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	15,377,000	15,367,389
Benchmark Mortgage Trust, 2019-B10, “A4”, 3.717%, 3/15/2062	25,850,000	29,917,818
Benchmark Mortgage Trust, 2020-B18, “A5”, 1.925%, 7/15/2053	8,225,177	8,399,572
BSPRT Ltd., 2019-FL5, “C”, FLR, 2.126% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	9,385,000	9,244,225
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	8,727,026	8,857,451
BXMT Ltd., 2020-FL2, “B”, FLR, 1.526% (LIBOR - 1mo. + 1.4%), 2/16/2037 (n)	6,104,500	6,096,869
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	22,886,399
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	8,186,141	8,411,285
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.339%, 1/25/2037 (d)	1,276,610	588,067
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.505%, 3/25/2037 (d)	1,347,389	688,854
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (n)	2,276,460	2,288,360
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	4,467,486	4,519,252
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,902,559
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	12,103,105
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	6,774,723
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	2,680,000	2,983,749
CLNC Ltd., 2019-FL1, “B”, FLR, 2.029% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	6,270,000	6,180,891
CLNC Ltd., 2019-FL1, “C”, FLR, 2.53% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	10,190,000	10,155,500
Commercial Mortgage Pass-Through Certificates, 2014-LC19 “A4”, 3.183%, 2/10/2048	9,743,000	10,629,232

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	$16,029,000	$18,556,079
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	2,933,332	3,236,857
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	10,331,522	10,447,189
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	10,494,390
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	11,131,168
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	5,361,372
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	30,238,267
Countrywide Asset-Backed Certificates, 5.43%, 2/25/2033	44,476	42,627
CPS Auto Trust, 2019-B, “B”, 3.09%, 4/17/2023 (n)	3,596,424	3,615,230
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	4,056,263
Cutwater Ltd., 2014-1A, “BR”, FLR, 2.641% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	5,280,000	5,259,936
Cutwater Ltd., 2015-1A, “BR”, FLR, 2.041% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	27,695,000	27,284,615
Dryden Senior Loan Fund, 2014-36A, “BR3”, CLO, FLR, 1.691% (LIBOR - 3mo. + 1.45%), 4/15/2029 (n)	14,975,000	14,983,581
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025 (n)	9,572,000	9,766,403
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 1.826% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	7,541,500	7,522,646
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	6,480,000	6,637,975
Flagship CLO, 2014-8A, “CRR”, FLR, 2.023% (LIBOR - 3mo. + 1.8%), 1/16/2026 (n)	4,600,000	4,583,422
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 1.641% (LIBOR - 3mo. + 1.4%), 4/15/2027 (n)	18,297,137	18,297,088
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 2.141% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	4,000,000	3,955,809
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.475% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	14,706,083	14,713,730
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 1.011% (LIBOR - 3mo. + 0.79%), 11/15/2026 (n)	12,131,898	12,113,748
Galaxy CLO Ltd., 2018-29A, “B”, FLR, 1.621% (LIBOR - 3mo. + 1.4%), 11/15/2026 (n)	8,043,105	8,066,036
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 1.901% (LIBOR - 3mo. + 1.68%), 11/15/2026 (n)	6,670,000	6,655,613
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	4,122,657	4,162,634
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.246% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	13,613,493	13,604,984
Granite Point Mortgage Trust, Inc., 2018-FL1, “A” FLR, 1.028% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	1,491,207	1,486,547
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	12,611,278
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.048%, 11/10/2052	37,075,961	40,953,309
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.923% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	15,920,000	15,760,243
Hunt CRE Ltd., 2018-FL2, “AS”, FLR, 1.577% (LIBOR - 1mo. + 1.45%), 8/15/2028 (n)	1,933,000	1,933,499
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 1.776% (LIBOR - 1mo. + 1.65%), 8/15/2028 (n)	3,975,500	3,974,053
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 2.477% (LIBOR - 1mo. + 2.35%), 8/15/2028 (n)	1,312,500	1,309,219
IMPAC CMB Trust, FLR, 0.87% (LIBOR - 1mo. + 0.74%), 11/25/2034	36,002	36,521
IMPAC CMB Trust, FLR, 1.05% (LIBOR - 1mo. + 0.92%), 11/25/2034	18,001	18,439
IMPAC Secured Assets Corp., FLR, 0.48% (LIBOR - 1mo. + 0.35%), 5/25/2036	130,227	129,647
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.979% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	3,722,296	3,722,295
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	13,025,174	14,327,249
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	26,083,565
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	13,006,515
JPMorgan Chase Commercial Mortgage Securities Corp., 5.7%, 7/15/2042 (n)	585,907	408,108
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	12,800,212	14,501,903
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.126% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	13,421,000	13,387,448
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.626% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	21,675,000	21,675,000
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.676% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	5,705,000	5,674,695
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.077% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	5,802,629	5,730,334
LoanCore Ltd., 2018-CRE1/CRE3, “B”, FLR, 1.726% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	5,591,530	5,549,594
LoanCore Ltd., 2019-CRE2, “D”, FLR, 2.576% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	3,164,500	3,101,210
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.496% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	4,346,095	4,335,230
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 1.141% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	13,466,599	13,449,765
Merrill Lynch Mortgage Investors, Inc., 1.315%, 2/25/2037 (a)(d)	1,913,661	376,380
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.56% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	37,395,000	37,383,370
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	8,834,556
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	26,134,745	29,461,303
Navistar Financial Dealer Note Master Owner Trust, 2019-1, “A”, FLR, 0.77% (LIBOR - 1mo. + 0.64%), 5/25/2024 (n)	17,916,000	17,943,942
Neuberger Berman CLO Ltd., 2017-16SA, “B”, FLR, 1.491% (LIBOR - 3mo. + 1.25%), 1/15/2028 (n)	11,830,000	11,841,203
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023 (n)	7,285,000	7,294,003
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	7,876,000	8,108,157
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 1.591% (LIBOR - 3mo. + 1.35%), 7/15/2027 (n)	13,240,000	13,223,622
Ownit Mortgage Loan Asset-Backed Certificates, 3.044%, 10/25/2035	564,641	388,901

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.574% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	$13,300,000	$13,223,645
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 2.124% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	11,690,351	11,441,323
Parallel Ltd., 2015-1A, “C1R”, FLR, 1.974% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,700,000	3,678,396
Parallel Ltd., 2015-1A, “C2R”, FLR, 1.974% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,990,000	3,964,340
Preferred Term Securities XIX Ltd., CDO, FLR, 0.566% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	4,210,542	3,547,382
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 1.264% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	13,181,113	13,205,723
Santander Retail Auto Lease Trust, 2019-A, “B”, 3.01%, 5/22/2023 (n)	8,857,000	9,074,313
Santander Retail Auto Lease Trust, 2020-A, “C”, 2.08%, 3/20/2024 (n)	8,132,000	8,363,416
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	4,333,767	4,417,805
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	5,167,859	5,288,238
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 1.873% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,000,000	1,970,884
Thornburg Mortgage Securities Trust, FLR, 0.81% (LIBOR - 1mo. + 0.68%), 4/25/2043	2,032	2,056
TICP CLO Ltd., 2018-IA, “A2”, FLR, 1.715% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	16,262,022	16,263,869
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	37,655,541
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	21,210,112
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	15,000,000	17,053,354
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	39,643,739	42,939,977
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	7,840,869	7,871,518
Voya CLO Ltd., 2012-4A, “A2AR”, FLR, 2.141% (LIBOR - 3mo. + 1.90%), 10/15/2030 (n)	6,560,000	6,582,652
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	17,133,028
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	8,309,316
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	28,448,222
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	15,261,429
Wells Fargo Commercial Mortgage Trust, 2018-C46, “A4”, 4.152%, 8/15/2051	4,840,000	5,698,667
Wells Fargo Commercial Mortgage Trust, 2019-C53, “A4”, 3.04%, 10/15/2052	32,977,910	36,504,746
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	41,394,790	46,221,700
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053	15,596,000	16,040,411
West CLO Ltd., 2014-1A, “A2R”, FLR, 1.573% (LIBOR - 3mo. + 1.35%), 7/18/2026 (n)	10,731,322	10,755,510
West CLO Ltd., 2014-1A, “CR”, FLR, 3.223% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	3,420,000	3,419,971
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.941% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	2,650,000	2,635,764
		$1,447,610,986
Automotive – 0.8%
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)	$15,660,000	$16,369,398
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	17,374,000	17,341,424
Hyundai Capital America, 2.375%, 10/15/2027 (n)	8,065,000	8,456,848
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	10,025,000	10,288,156
Volkswagen Group of America Finance LLC, 3.2%, 9/26/2026 (n)	11,522,000	12,714,178
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	4,856,000	5,520,217
		$70,690,221
Broadcasting – 0.7%
Discovery, Inc., 4.65%, 5/15/2050	$10,212,000	$12,246,151
Netflix, Inc., 4.875%, 4/15/2028	4,480,000	5,265,602
Prosus N.V., 3.68%, 1/21/2030 (n)	17,751,000	19,161,280
Walt Disney Co., 3.6%, 1/13/2051	20,660,000	23,476,434
		$60,149,467
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp., 3.2%, 3/02/2027	$16,801,000	$18,877,326
E*TRADE Financial Corp., 2.95%, 8/24/2022	2,848,000	2,952,432
E*TRADE Financial Corp., 3.8%, 8/24/2027	18,580,000	21,191,024
E*TRADE Financial Corp., 4.5%, 6/20/2028	8,585,000	10,179,382
Intercontinental Exchange, Inc., 3.1%, 9/15/2027	15,172,000	16,850,539
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	5,422,000	6,230,241
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,498,000	6,642,775
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	3,000,000	2,944,305
Intercontinental Exchange, Inc., 3%, 6/15/2050	11,466,000	11,795,877
Intercontinental Exchange, Inc., 3%, 9/15/2060	17,643,000	17,773,488

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Raymond James Financial, Inc., 4.95%, 7/15/2046	$14,019,000	$18,491,559
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	3,557,000	3,650,984
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	1,756,000	1,972,996
		$139,552,928
Building – 1.1%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$10,860,000	$11,199,375
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	11,464,000	12,714,380
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	2,060,000	2,315,192
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	5,519,000	5,848,286
Martin Marietta Materials, Inc., 4.25%, 12/15/2047	7,489,000	8,823,908
Masco Corp., 4.375%, 4/01/2026	11,111,000	12,923,835
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	16,045,000	17,027,756
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	15,475,000	15,281,563
Vulcan Materials Co., 3.5%, 6/01/2030	8,881,000	10,113,536
		$96,247,831
Business Services – 1.7%
Equinix, Inc., 5.375%, 5/15/2027	$12,215,000	$13,258,459
Equinix, Inc., 1.8%, 7/15/2027	8,840,000	9,060,741
Equinix, Inc., 2.15%, 7/15/2030	20,521,000	20,464,519
Fidelity National Information Services, Inc., 3%, 8/15/2026	13,438,000	14,844,625
Fiserv, Inc., 3.5%, 7/01/2029	16,847,000	18,966,562
Fiserv, Inc., 2.65%, 6/01/2030	9,936,000	10,538,266
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	27,150,000	27,760,875
NXP Semiconductors N.V., 2.7%, 5/01/2025 (n)	1,921,000	2,055,410
Tencent Holdings Ltd., 3.24%, 6/03/2050 (n)	24,582,000	24,502,987
		$141,452,444
Cable TV – 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5%, 2/01/2028 (n)	$18,670,000	$19,612,835
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	17,665,000	18,603,365
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	10,635,000	12,255,901
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	8,638,106
Cox Communications, Inc., 3.15%, 8/15/2024 (n)	13,779,000	14,890,074
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	13,220,000	13,711,916
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	8,225,000	8,967,882
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	14,670,000	15,234,795
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	10,783,908
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	7,069,867
		$129,768,649
Computer Software – 0.8%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$26,757,000	$32,183,260
Microsoft Corp., 2%, 8/08/2023	13,917,000	14,476,016
Microsoft Corp., 3.125%, 11/03/2025	14,035,000	15,573,333
Microsoft Corp., 4.1%, 2/06/2037	5,852,000	7,375,402
		$69,608,011
Computer Software - Systems – 0.6%
Apple, Inc., 4.375%, 5/13/2045	$5,999,000	$7,816,048
Apple, Inc., 2.55%, 8/20/2060	24,886,000	23,737,441
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	16,785,000	17,795,625
		$49,349,114
Conglomerates – 1.1%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$9,016,000	$9,421,720
Carrier Global Corp., 3.577%, 4/05/2050	39,952,000	42,605,765
Otis Worldwide Corp., 2.565%, 2/15/2030	8,181,000	8,636,946

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	$7,226,000	$7,945,729
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	20,520,000	24,295,786
		$92,905,946
Consumer Products – 0.6%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$12,239,000	$13,141,712
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	38,107,000	40,699,208
		$53,840,920
Consumer Services – 0.7%
Booking Holdings, Inc., 2.75%, 3/15/2023	$3,459,000	$3,619,137
Booking Holdings, Inc., 3.65%, 3/15/2025	21,404,000	23,641,404
Booking Holdings, Inc., 4.5%, 4/13/2027	7,798,000	9,235,533
MercadoLibre, Inc., 3.125%, 1/14/2031	20,686,000	20,776,811
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2026 (n)	5,237,000	4,405,228
		$61,678,113
Containers – 0.3%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$23,115,000	$23,966,788
Electronics – 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$26,952,000	$30,086,581
Broadcom, Inc., 4.75%, 4/15/2029	11,269,000	13,159,512
Broadcom, Inc., 4.15%, 11/15/2030	21,844,000	24,712,186
Sensata Technologies B.V., 5%, 10/01/2025 (n)	18,485,000	20,379,712
		$88,337,991
Emerging Market Quasi-Sovereign – 0.4%
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030	$11,718,000	$12,324,993
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 5.375%, 3/02/2026 (n)	17,248,000	17,249,759
		$29,574,752
Emerging Market Sovereign – 0.2%
Dominican Republic, 4.5%, 1/30/2030 (n)	$19,335,000	$20,214,743
Energy - Independent – 0.3%
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	$11,052,000	$12,434,384
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	11,033,000	12,542,094
		$24,976,478
Energy - Integrated – 0.8%
Eni S.p.A., 4%, 9/12/2023 (n)	$13,354,000	$14,491,072
Eni S.p.A., 4.25%, 5/09/2029 (n)	13,075,000	15,252,363
Exxon Mobil Corp., 4.227%, 3/19/2040	6,373,000	7,677,649
Total Capital International S.A., 2.986%, 6/29/2041	10,174,000	10,496,473
Total Capital International S.A., 3.127%, 5/29/2050	16,097,000	16,492,133
		$64,409,690
Entertainment – 0.3%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$22,065,000	$21,899,513
Financial Institutions – 1.3%
AerCap Ireland Capital DAC, 4.5%, 9/15/2023	$18,533,000	$20,062,323
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	12,467,000	14,746,188
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	15,117,000	16,473,480
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	12,497,000	13,121,163
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	11,944,000	11,704,036
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	7,349,000	7,958,645
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	10,807,000	10,558,864

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	$13,580,056	$12,154,150
		$106,778,849
Food & Beverages – 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.9%, 2/01/2046	$16,947,000	$21,126,637
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	4,000,000	4,547,424
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	15,299,000	20,050,638
Constellation Brands, Inc., 3.75%, 5/01/2050	3,829,000	4,334,744
Diageo Capital PLC, 2.125%, 4/29/2032	16,592,000	17,042,728
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	20,690,000	23,483,150
		$90,585,321
Gaming & Lodging – 0.9%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$6,310,000	$6,902,698
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	5,146,000	5,824,243
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	5,000,000	5,727,000
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	17,325,000	17,157,641
Las Vegas Sands Corp., 3.5%, 8/18/2026	9,609,000	10,211,949
Marriott International, Inc., 5.75%, 5/01/2025	6,785,000	7,869,432
Marriott International, Inc., 4.625%, 6/15/2030	5,794,000	6,617,643
Marriott International, Inc., 3.5%, 10/15/2032	12,991,000	13,767,459
		$74,078,065
Insurance - Health – 0.2%
UnitedHealth Group, Inc., 2.375%, 10/15/2022	$17,854,000	$18,489,385
Insurance - Property & Casualty – 2.0%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$14,295,344
Ambac Assurance Corp., 5.1%, 6/07/2060 (z)	13,854	18,980
Ambac LSNI LLC, FLR, 6% (LIBOR - 3mo. + 5%), 2/12/2023 (n)	50,740	50,930
American International Group, Inc., 3.75%, 7/10/2025	17,044,000	18,983,444
American International Group, Inc., 3.9%, 4/01/2026	7,197,000	8,145,655
American International Group, Inc., 4.7%, 7/10/2035	4,748,000	5,971,565
Aon Corp., 3.75%, 5/02/2029	22,369,000	25,764,113
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	17,262,371
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029	17,671,000	18,958,018
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	7,359,000	8,363,227
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	11,271,000	13,087,758
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	21,556,000	27,071,906
Progressive Corp., 3.2%, 3/26/2030	4,429,000	5,025,983
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	1,991,000	2,442,215
		$165,441,509
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$6,911,000	$8,392,171
Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 1.95%, 7/02/2023	$9,000,000	$9,265,773
CNH Industrial Capital LLC, 4.2%, 1/15/2024	3,109,000	3,414,934
CNH Industrial Capital LLC, 3.85%, 11/15/2027	7,799,000	8,933,220
		$21,613,927
Major Banks – 7.5%
Bank of America Corp., 3.3%, 1/11/2023	$13,781,000	$14,574,467
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	11,240,000	12,589,329
Bank of America Corp., 3.97% to 3/05/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	8,931,000	10,271,079
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	39,891,000	41,541,993
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	14,670,000	14,620,439
Bank of America Corp., 4.443%, 1/20/2048	22,029,000	27,941,647

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2164	$13,771,000	$15,266,049
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/31/2164	15,392,000	17,329,237
Bank of America Corp., FLR, 6.5% (LIBOR - 3mo. + 4.174%), 10/23/2049	4,140,000	4,712,148
Barclays PLC, 4.375%, 1/12/2026	4,620,000	5,266,146
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	9,280,954
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,753,000	1,975,021
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	10,358,000	11,447,883
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	7,499,000	7,965,298
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	16,882,390
JPMorgan Chase & Co., 3.125%, 1/23/2025	14,413,000	15,681,488
JPMorgan Chase & Co., 2.95%, 10/01/2026	21,948,000	24,186,280
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	20,640,199
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	32,476,038
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	14,246,000	16,707,705
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR + 1.51%) to 10/15/2030	16,953,000	18,128,063
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	12,895,000	13,780,299
Lloyds Bank PLC, 3.75%, 1/11/2027	7,659,000	8,652,051
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	37,900,000	38,519,362
Morgan Stanley, 3.875%, 1/27/2026	12,582,000	14,302,806
Morgan Stanley, 3.125%, 7/27/2026	13,070,000	14,473,269
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	6,913,000	7,338,883
Morgan Stanley, 4.3%, 1/27/2045	1,794,000	2,265,398
Morgan Stanley, 4.375%, 1/22/2047	12,931,000	16,720,041
PNC Bank N.A., 3.1%, 10/25/2027	14,601,000	16,392,228
PNC Financial Services Group, Inc., 2.55%, 1/22/2030	25,120,000	26,850,224
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	38,804,425
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	6,393,000	7,260,106
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,148,000	11,819,911
Wachovia Corp., 6.605%, 10/01/2025	1,485,000	1,833,684
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	23,480,000	24,439,395
Wells Fargo & Co., 3.068% to 4/30/2040, FLR (SOFR + 2.53%) to 4/30/2041	28,168,000	29,366,555
Westpac Banking Corp., 2.894% to 2/4/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	18,137,000	19,004,336
		$631,306,826
Medical & Health Technology & Services – 2.7%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$5,659,000	$6,181,894
Alcon, Inc., 3%, 9/23/2029 (n)	10,494,000	11,377,766
Alcon, Inc., 2.6%, 5/27/2030 (n)	4,201,000	4,429,939
BayCare Health System, Inc., 3.831%, 11/15/2050	9,535,000	11,673,082
Cigna Corp., 3.75%, 7/15/2023	14,647,000	15,798,679
Cigna Corp., 2.4%, 3/15/2030	16,983,000	17,705,098
CommonSpirit Health, 2.95%, 11/01/2022	9,078,000	9,454,301
Hackensack Meridian Health, Inc., 4.211%, 7/01/2048	8,428,000	10,474,590
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	10,194,000	13,743,247
HCA, Inc., 5.25%, 6/15/2026	13,993,000	16,525,228
HCA, Inc., 5.625%, 9/01/2028	27,935,000	32,716,634
HCA, Inc., 4.125%, 6/15/2029	14,251,000	16,410,522
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	2,763,000	3,044,682
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	11,209,000	14,251,544
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	3,556,496
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	10,857,796
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	28,419,319
		$226,620,817
Medical Equipment – 0.5%
Abbott Laboratories, 3.4%, 11/30/2023	$13,860,000	$14,953,235
Abbott Laboratories, 1.15%, 1/30/2028	6,545,000	6,566,349
Boston Scientific Corp., 4%, 3/01/2029	17,459,000	20,216,867
		$41,736,451

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.95%, 9/10/2050 (n)	$12,509,000	$13,807,375
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	5,407,000	5,830,690
Novelis Corp., 5.875%, 9/30/2026 (n)	14,155,000	14,827,362
		$34,465,427
Midstream – 1.8%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$13,412,000	$14,377,932
Enbridge, Inc., 4.25%, 12/01/2026	16,077,000	18,619,503
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	10,838,757
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	7,907,763
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	9,298,917
ONEOK, Inc., 5.2%, 7/15/2048	13,639,000	15,535,293
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	32,426,000	33,718,960
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	12,661,000	14,485,150
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	4,765,000	5,403,498
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	4,956,000	5,766,992
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	11,866,000	12,429,754
		$148,382,519
Mortgage-Backed – 20.0%
Fannie Mae, 5.5%, 3/01/2021 - 5/01/2044	$10,667,845	$12,443,067
Fannie Mae, 2.41%, 5/01/2023	2,337,942	2,418,609
Fannie Mae, 2.55%, 5/01/2023	1,204,759	1,249,349
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	8,271,000	9,562,069
Fannie Mae, 5.25%, 8/01/2024	830,549	924,956
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	41,844,044	46,801,280
Fannie Mae, 3.5%, 5/25/2025 - 5/01/2049	67,889,368	73,593,014
Fannie Mae, 2.584%, 12/25/2026	11,638,000	12,681,569
Fannie Mae, 3.95%, 1/01/2027	619,104	710,877
Fannie Mae, 3%, 11/01/2028 - 9/01/2050	90,489,847	96,515,524
Fannie Mae, 2.5%, 11/01/2031 - 12/01/2050	45,213,762	48,003,344
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	76,074	89,204
Fannie Mae, 3%, 2/25/2033 (i)	1,962,918	211,524
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	3,010,247	3,596,178
Fannie Mae, 3.25%, 5/25/2040	730,523	793,309
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	72,443,561	79,467,487
Fannie Mae, 2%, 10/25/2040 - 2/01/2051	4,858,758	5,028,745
Fannie Mae, 4%, 7/25/2046 (i)	1,801,523	339,369
Fannie Mae, TBA, 2.5%, 2/15/2035 - 4/14/2051	141,850,000	149,100,176
Fannie Mae, TBA, 1.5%, 2/18/2036 - 3/11/2051	38,925,000	39,498,828
Fannie Mae, TBA, 2%, 2/18/2036 - 3/11/2051	211,675,000	218,692,414
Fannie Mae, TBA, 3%, 2/18/2036 - 3/11/2051	110,484,693	116,332,590
Fannie Mae, TBA, 3.5%, 2/25/2036 - 3/11/2051	80,362,467	85,477,034
Fannie Mae, TBA, 4%, 2/25/2051 - 3/11/2051	42,425,000	45,514,059
Freddie Mac, 5.5%, 10/01/2021 - 1/01/2038	1,810,915	2,106,101
Freddie Mac, 2.791%, 1/25/2022	7,153,871	7,286,585
Freddie Mac, 2.355%, 7/25/2022	10,625,468	10,902,523
Freddie Mac, 3.32%, 2/25/2023	5,070,913	5,353,904
Freddie Mac, 3.25%, 4/25/2023	7,830,787	8,277,759
Freddie Mac, 3.06%, 7/25/2023	1,328,995	1,410,631
Freddie Mac, 3.531%, 7/25/2023	2,816,666	3,023,151
Freddie Mac, 3.458%, 8/25/2023	8,879,782	9,521,851
Freddie Mac, 2.67%, 12/25/2024	4,982,063	5,394,157
Freddie Mac, 2.811%, 1/25/2025	7,744,684	8,403,874
Freddie Mac, 3.329%, 5/25/2025	9,013,328	10,015,449
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	8,104,424	8,882,245
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	9,631,952	10,786,898
Freddie Mac, 3.3%, 10/25/2026	4,957,000	5,628,611
Freddie Mac, 3.117%, 6/25/2027	17,177,017	19,446,154

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	$72,303,917	$77,547,299
Freddie Mac, 3.926%, 7/25/2028	2,186,000	2,616,278
Freddie Mac, 3.92%, 9/25/2028	1,450,000	1,736,149
Freddie Mac, 4.06%, 10/25/2028	9,501,000	11,436,693
Freddie Mac, 1.089%, 7/25/2029 (i)	12,713,628	1,061,486
Freddie Mac, 1.145%, 8/25/2029 (i)	22,449,613	1,962,673
Freddie Mac, 1.868%, 4/25/2030 (i)	6,415,004	1,002,049
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	978,273	1,147,278
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	4,135,662	4,782,851
Freddie Mac, 5.5%, 2/15/2036 (i)	404,460	76,152
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	44,691,240	48,272,729
Freddie Mac, 2.5%, 8/01/2040	2,674,740	2,867,480
Freddie Mac, 4.5%, 12/15/2040 (i)	397,754	37,817
Freddie Mac, 4%, 8/15/2044 (i)	499,477	61,398
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	1,167,962	1,358,839
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	1,150,419	1,365,452
Ginnie Mae, 4.5%, 4/15/2039 - 7/20/2049	21,185,029	23,567,073
Ginnie Mae, 4%, 10/20/2040 - 7/20/2049	12,542,587	13,589,934
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	30,705,273	33,181,514
Ginnie Mae, 3%, 11/20/2044 - 9/20/2050	76,365,209	80,888,210
Ginnie Mae, 2.5%, 11/20/2050 - 12/20/2050	28,876,531	30,393,741
Ginnie Mae, TBA, 3%, 2/15/2051	4,275,000	4,480,985
Ginnie Mae, TBA, 4%, 2/15/2051	31,850,000	34,053,995
Ginnie Mae, TBA, 2%, 2/20/2051	21,700,000	22,515,445
Ginnie Mae, TBA, 2.5%, 2/20/2051	37,250,000	39,193,616
Ginnie Mae, TBA, 3.5%, 2/20/2051	64,811,608	68,659,797
		$1,673,341,401
Municipals – 2.6%
Berks County, PA, Industrial Development Authority (Tower Health Project), 4.451%, 2/01/2050	$22,087,000	$19,012,701
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.06%, 12/01/2025	2,460,000	2,455,498
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	24,325,000	24,015,100
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	4,893,360
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	214,598	225,444
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029	25,254,000	33,138,804
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	29,043,000	28,632,622
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	8,467,000	9,788,783
Philadelphia, PA, School District, “B”, AGM, 6.615%, 6/01/2030	6,320,000	7,950,497
Philadelphia, PA, School District, “B”, AGM, 6.765%, 6/01/2040	4,260,000	5,544,049
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	10,922,629
Residential Funding Mortgage Securities, Inc., FGIC, 5.32%, 12/25/2035	224,124	222,589
State of California (Build America Bonds), 7.625%, 3/01/2040	1,250,000	2,147,963
State of California (Build America Bonds), 7.6%, 11/01/2040	9,570,000	17,106,088
State of Florida, “A”, 2.154%, 7/01/2030	29,316,000	30,641,963
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2029 (n)	15,190,000	10,019,034
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2031 (n)	5,237,000	3,064,706
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	17,800,000	4,929,059
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,920,000	3,604,711
		$218,315,600
Natural Gas - Distribution – 0.7%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$20,326,269
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	15,052,203
NiSource, Inc., 3.6%, 5/01/2030	19,436,000	22,023,382
		$57,401,854

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.6%
AT&T, Inc., 3.5%, 9/15/2053 (n)	$7,351,000	$7,060,853
AT&T, Inc., 3.55%, 9/15/2055 (n)	19,066,000	18,140,388
Verizon Communications, Inc., 4.272%, 1/15/2036	9,580,000	11,650,657
Verizon Communications, Inc., 5.012%, 4/15/2049	749,000	1,002,402
Verizon Communications, Inc., 2.987%, 10/30/2056 (n)	15,235,000	14,548,481
		$52,402,781
Oil Services – 0.4%
Halliburton Co., 2.92%, 3/01/2030	$24,293,000	$25,091,596
Halliburton Co., 5%, 11/15/2045	6,984,000	8,025,735
		$33,117,331
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$9,202,000	$10,568,671
Marathon Petroleum Corp., 5.85%, 12/15/2045	4,349,000	5,230,150
Valero Energy Corp., 4%, 4/01/2029	4,000,000	4,420,487
		$20,219,308
Other Banks & Diversified Financials – 1.1%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$3,408,000	$3,684,900
BBVA USA, 2.875%, 6/29/2022	22,375,000	23,102,821
Branch Banking & Trust Co., 2.25%, 3/11/2030	3,292,000	3,394,327
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR + 1.146%) to 1/29/2031	35,127,000	36,905,938
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	6,826,000	7,655,171
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	14,673,000	15,810,158
		$90,553,315
Pharmaceuticals – 0.2%
AbbVie, Inc., 3.8%, 3/15/2025	$17,881,000	$19,886,015
Pollution Control – 0.2%
Republic Services, Inc., 3.95%, 5/15/2028	$11,911,000	$13,824,313
Real Estate - Apartment – 0.2%
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, FLR, 2.226% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	$10,615,000	$10,697,071
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	2,126,000	2,315,726
		$13,012,797
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$12,137,000	$12,806,962
Real Estate - Retail – 0.3%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	$24,915,000	$26,512,585
Retailers – 0.1%
Home Depot, Inc., 3.35%, 4/15/2050	$11,265,000	$12,608,606
Specialty Chemicals – 0.1%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$4,510,000	$4,735,500
Specialty Stores – 0.1%
Penske Automotive Group Co., 5.5%, 5/15/2026	$3,857,000	$3,999,902
TJX Cos., Inc., 3.875%, 4/15/2030	2,146,000	2,511,785
		$6,511,687

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 2.0%
American Tower Corp., REIT, 2.75%, 1/15/2027	$5,739,000	$6,185,907
American Tower Corp., REIT, 3.55%, 7/15/2027	22,854,000	25,579,544
American Tower Corp., REIT, 3.8%, 8/15/2029	14,349,000	16,278,264
American Tower Corp., REIT, 3.1%, 6/15/2050	11,198,000	11,046,112
Crown Castle International Corp., 3.2%, 9/01/2024	4,273,000	4,617,952
Crown Castle International Corp., 3.7%, 6/15/2026	3,292,000	3,691,412
Crown Castle International Corp., 4%, 3/01/2027	1,204,000	1,376,692
Crown Castle International Corp., 3.8%, 2/15/2028	4,159,000	4,691,185
Crown Castle International Corp., 3.25%, 1/15/2051	11,043,000	11,211,814
SBA Communications Corp., 3.875%, 2/15/2027	21,041,000	21,972,485
SBA Communications Corp., 3.125%, 2/01/2029 (n)	17,490,000	17,500,931
T-Mobile USA, Inc., 2.55%, 2/15/2031 (n)	31,557,000	32,323,204
T-Mobile USA, Inc., 2.875%, 2/15/2031	6,431,000	6,490,551
T-Mobile USA, Inc., 4.375%, 4/15/2040 (n)	5,009,000	5,865,689
		$168,831,742
Tobacco – 0.5%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$19,593,000	$21,138,795
B.A.T. Capital Corp., 4.906%, 4/02/2030	2,406,000	2,843,713
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	14,574,000	15,156,343
		$39,138,851
Transportation - Services – 0.4%
Adani Ports & Special Economic Zone Ltd., 4%, 7/30/2027 (n)	$7,593,000	$8,182,413
Adani Ports & Special Economic Zone Ltd., 4.375%, 7/03/2029	7,583,000	8,304,637
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	1,155,000	1,285,504
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,169,000	17,141,143
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	572,000	713,858
		$35,627,555
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 6.35%, 4/01/2021	$109	$109
Small Business Administration, 6.34%, 5/01/2021	259	261
Small Business Administration, 6.44%, 6/01/2021	205	207
Small Business Administration, 5.34%, 11/01/2021	2,854	2,896
Small Business Administration, 6.07%, 3/01/2022	2,438	2,474
Small Business Administration, 4.35%, 7/01/2023	33,135	34,362
Small Business Administration, 4.98%, 11/01/2023	46,443	48,507
Small Business Administration, 4.89%, 12/01/2023	55,098	57,640
Small Business Administration, 4.93%, 1/01/2024	52,470	54,877
Small Business Administration, 4.34%, 3/01/2024	94,950	98,191
Small Business Administration, 5.18%, 5/01/2024	60,450	63,634
Small Business Administration, 5.52%, 6/01/2024	68,318	72,212
Small Business Administration, 5.19%, 7/01/2024	70,020	73,524
Small Business Administration, 4.86%, 10/01/2024	55,773	58,401
Small Business Administration, 4.57%, 6/01/2025	157,080	165,854
Small Business Administration, 4.76%, 9/01/2025	527,755	553,871
Small Business Administration, 5.39%, 12/01/2025	36,692	39,358
Small Business Administration, 5.35%, 2/01/2026	211,526	226,210
Small Business Administration, 3.25%, 11/01/2030	1,164,247	1,234,032
Small Business Administration, 2.85%, 9/01/2031	2,077,499	2,186,722
Small Business Administration, 2.37%, 8/01/2032	1,128,897	1,162,391
Small Business Administration, 2.13%, 1/01/2033	2,091,787	2,147,022
Small Business Administration, 2.21%, 2/01/2033	601,253	619,265
Small Business Administration, 2.22%, 3/01/2033	2,299,632	2,369,031
Small Business Administration, 2.08%, 4/01/2033	3,707,816	3,797,912
Small Business Administration, 2.45%, 6/01/2033	4,167,563	4,400,005
Small Business Administration, 3.15%, 7/01/2033	5,263,958	5,588,281
Small Business Administration, 3.16%, 8/01/2033	5,295,581	5,620,189

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 3.62%, 9/01/2033	$3,120,154	$3,405,606
		$34,083,044
U.S. Treasury Obligations – 13.8%
U.S. Treasury Bonds, 2.875%, 5/15/2043	$58,777,000	$71,505,894
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	33,534,745
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	33,851,161
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	25,008,703
U.S. Treasury Bonds, 2.375%, 11/15/2049	76,500,000	85,874,238
U.S. Treasury Notes, 1.375%, 1/31/2022	205,925,000	208,539,282
U.S. Treasury Notes, 1.75%, 9/30/2022	41,109,000	42,221,833
U.S. Treasury Notes, 0.125%, 12/31/2022	212,000,000	212,016,561
U.S. Treasury Notes, 2.75%, 5/31/2023	138,210,500	146,567,916
U.S. Treasury Notes, 0.375%, 12/31/2025	272,000,000	271,235,000
U.S. Treasury Notes, 1.125%, 8/15/2040	27,300,000	24,843,000
		$1,155,198,333
Utilities - Electric Power – 2.1%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$8,350,000	$9,312,947
AEP Transmission Co. LLC, 4%, 12/01/2046	7,080,000	8,566,910
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	4,480,000	4,822,093
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	27,271,000	30,710,180
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	29,514,000	33,214,575
Evergy, Inc., 2.9%, 9/15/2029	3,000,000	3,236,107
FirstEnergy Corp., 2.65%, 3/01/2030	15,914,000	15,754,860
FirstEnergy Corp., 4.85%, 7/15/2047	20,026,000	24,231,460
FirstEnergy Corp., 3.4%, 3/01/2050	9,936,000	9,344,808
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	2,145,000	2,380,950
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	33,378,638
		$174,953,528
Utilities - Gas – 0.1%
East Ohio Gas Co., 3%, 6/15/2050 (n)	$5,548,000	$5,717,544
Total Bonds		$8,172,782,618
Investment Companies (h) – 11.7%
Money Market Funds – 11.7%
MFS Institutional Money Market Portfolio, 0.09% (v)	982,587,639	$982,587,639

Other Assets, Less Liabilities – (9.5)%		(795,480,793)
Net Assets – 100.0%		$8,359,889,464
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $982,587,639 and $8,172,782,618, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,860,156,677, representing 22.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Ambac Assurance Corp., 5.1%, 6/07/2060	2/14/18	$5,376	$18,980
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 1.726% (LIBOR - 1mo. + 1.6%), 8/15/2032	2/15/19	6,202,681	6,279,192
Total Restricted Securities			$6,298,172
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Derivative Contracts at 1/31/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,316	$290,805,156	March – 2021	$242,053
U.S. Treasury Note 5 yr	Long	USD	618	77,790,750	March – 2021	2,634
U.S. Treasury Ultra Note 10 yr	Short	USD	2,647	407,183,047	March – 2021	7,021,432
						$7,266,119
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	654	$133,886,063	March – 2021	$(4,660,743)
At January 31, 2021, the fund had liquid securities with an aggregate value of $1,560,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,189,281,377	$—	$1,189,281,377
Non - U.S. Sovereign Debt	—	58,181,666	—	58,181,666
Municipal Bonds	—	169,919,438	—	169,919,438
U.S. Corporate Bonds	—	2,845,809,065	—	2,845,809,065
Residential Mortgage-Backed Securities	—	1,679,783,221	—	1,679,783,221
Commercial Mortgage-Backed Securities	—	808,069,250	—	808,069,250
Asset-Backed Securities (including CDOs)	—	644,245,020	—	644,245,020
Foreign Bonds	—	777,493,581	—	777,493,581
Mutual Funds	982,587,639	—	—	982,587,639
Total	$982,587,639	$8,172,782,618	$—	$9,155,370,257
Other Financial Instruments
Futures Contracts – Assets	$7,266,119	$—	$—	$7,266,119
Futures Contracts – Liabilities	(4,660,743)	—	—	(4,660,743)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$95,537,022	$2,596,040,755	$1,708,935,080	$(62,538)	$7,480	$982,587,639
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$522,081	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.